Headcount	12 Months Ended
Dec. 31, 2022
HEADCOUNT
Headcount	37. HEADCOUNT Enel Chile’s personnel, as of December 31, 2022 and 2021, is as follows:

Country	12-31-2022	12-31-2021
Chile	2,136	2,193
Argentina	22	22
Total	2,158	2,215
Average	2,256	2,221